Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Principal Executive Officer(1) (Creedon)	Summary Compensation Table Total for Principal Executive Officer(2) (Dreiling & Witynski)	Compensation Actually Paid to Principal Executive Officer(1)(3) (Creedon)	Compensation Actually Paid to Principal Executive Officer(2) (Dreiling & Witynski)
2025	$14,775,215	$—	$20,883,292	$—
2024	7,727,779	1,268,876	4,392,314	(65,941,012)
2023	—	3,360,766	—	(12,587,550)
2022	—	13,975,672	—	20,670,372
2021	—	10,249,968	—	15,287,848
Year	Average Summary Compensation Table Total for Non-Principal Executive Officer NEOs(4)	Average Compensation Actually Paid to Non- Principal Executive Officer NEOs(5)	Value of Initial Fixed $100 Investment Based on:		Company Net Income (Loss) (dollars in millions)	Company Adjusted Operating Income(8) (dollars in millions)
			Company Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
2025	$4,598,484	$5,957,770	$115.67	$167.91	$1,282.5	$1,880.1
2024	4,627,846	1,861,128	72.15	152.31	(3,030.1)	1,807.9
2023	4,054,064	2,938,499	136.45	131.65	(998.4)	1,784.8
2022	22,391,696	22,135,106	147.91	125.97	1,615.4	2,311.5
2021	4,467,484	6,925,640	126.39	124.78	1,327.9	1,852.6

(1)
Mr. Creedon was appointed our principal executive officer on November 3, 2024.
(2)
Mr. Dreiling served as principal executive officer from the beginning of fiscal year 2023 through November 3, 2024. Mr. Witynski served as our principal executive officer from July 20, 2020 through the end of fiscal 2022.

(3)
The following table sets forth the adjustments made to arrive at compensation actually paid to our principal executive officer during 2025:

Adjustments to determine compensation actually paid for principal executive officer	Creedon
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(9,443,155)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	15,255,384
Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of current Year-end	(145,881)
Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during current Year	441,728
Deduction of Fair Value of Award Granted during Prior Year that were Forfeited during 2025	—

(4)
During 2025, our remaining named executive officers consisted of Jeffrey Davis, Stewart Glendinning, Richard McNeely, Bobby Aflatooni and Steven Schumacher. During 2024, our remaining named executive officers consisted of Jeffrey Davis, Lawrence Gatta, Jr., Michael Kindy and Richard McNeely. During 2023, our remaining named executive officers consisted of Michael C. Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely.
(5)
The following table sets forth the adjustments made to arrive at average compensation actually paid to our remaining named executive officers during 2025:

Adjustments to determine compensation actually paid for remaining named executive officers	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(2,345,034)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,870,259
Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of current Year-end	46,393
Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during current Year	38,377
Deduction of Fair Value of Award Granted during Prior Year that were Forfeited during 2025	(250,710)

(6)
This represents the cumulative shareholder return on our common stock, assuming a fixed investment of $100 on January 31, 2021, in our common stock. The stock price performance shown in the table is not necessarily indicative of future price performance.

(7)
This represents the cumulative shareholder return of the Company’s benchmarking peer group for fiscal 2025, consisting of the following companies: Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Performance Food Group Co., Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. Rite Aid Corporation was removed from the calculations in this column following its bankruptcy in October 2023. Performance Food Group Co. was added to the benchmarking peer group in 2025 to replace Rite Aid Corporation. The cumulative total shareholder return for the peer group, without Performance Food Group Co., would have been $125.24, $125.84, $131.08, $151.49 and $167.17 in 2021, 2022, 2023, 2024 and 2025, respectively. In addition, Nordstrom, Inc. and Walgreens Boots Alliance were both removed from the calculations once they were taken private in May 2025 and August 2025, respectively.
(8)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 33.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
Mr. Creedon was appointed our principal executive officer on November 3, 2024.
(2)
Mr. Dreiling served as principal executive officer from the beginning of fiscal year 2023 through November 3, 2024. Mr. Witynski served as our principal executive officer from July 20, 2020 through the end of fiscal 2022.
(4)
During 2025, our remaining named executive officers consisted of Jeffrey Davis, Stewart Glendinning, Richard McNeely, Bobby Aflatooni and Steven Schumacher. During 2024, our remaining named executive officers consisted of Jeffrey Davis, Lawrence Gatta, Jr., Michael Kindy and Richard McNeely. During 2023, our remaining named executive officers consisted of Michael C. Creedon, Jr., Jeffrey Davis, Lawrence Gatta, Jr., and Richard McNeely. During 2022, our remaining named executive officers consisted of Jeffrey Davis, Kevin Wampler, Richard Dreiling, Lawrence Gatta, Jr., Alasdair James, Thomas O’Boyle, Jr. and Richard McNeely. During 2021, our remaining named executive officers consisted of Kevin Wampler, Bob Sasser, Alasdair James and Richard McNeely.

Peer Group Issuers, Footnote
(7)
	This represents the cumulative shareholder return of the Company’s benchmarking peer group for fiscal 2025, consisting of the following companies: Albertsons Companies, Inc., Autozone, Inc., BJ’s Wholesale Club Holdings, Inc., Burlington Stores, Inc., Dollar General Corporation, Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Performance Food Group Co., Ross Stores, Inc., Target Corporation, The Gap, Inc., The Kroger Co., The TJX Companies, Inc., Tractor Supply Company and Walgreens Boots Alliance. Rite Aid Corporation was removed from the calculations in this column following its bankruptcy in October 2023. Performance Food Group Co. was added to the benchmarking peer group in 2025 to replace Rite Aid Corporation. The cumulative total shareholder return for the peer group, without Performance Food Group Co., would have been $125.24, $125.84, $131.08, $151.49 and $167.17 in 2021, 2022, 2023, 2024 and 2025, respectively.
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to arrive at compensation actually paid to our principal executive officer during 2025:

Adjustments to determine compensation actually paid for principal executive officer	Creedon
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(9,443,155)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	15,255,384
Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of current Year-end	(145,881)
Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during current Year	441,728
Deduction of Fair Value of Award Granted during Prior Year that were Forfeited during 2025	—

Non-PEO NEO Average Total Compensation Amount	$ 4,598,484	$ 4,627,846	$ 4,054,064	$ 22,391,696	$ 4,467,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,957,770	1,861,128	2,938,499	22,135,106	6,925,640
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth the adjustments made to arrive at average compensation actually paid to our remaining named executive officers during 2025:

Adjustments to determine compensation actually paid for remaining named executive officers	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(2,345,034)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,870,259
Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of current Year-end	46,393
Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during current Year	38,377
Deduction of Fair Value of Award Granted during Prior Year that were Forfeited during 2025	(250,710)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table lists the financial performance measures which in our assessment represent the most important financial performance metrics used by the Company to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year.
Important Financial Performance Metrics
Adjusted Total Revenue
Adjusted Operating Income
Adjusted Earnings Per Share

Total Shareholder Return Amount	$ 115.67	72.15	136.45	147.91	126.39
Peer Group Total Shareholder Return Amount	167.91	152.31	131.65	125.97	124.78
Net Income (Loss)	$ 1,282,500,000	$ (3,030,100,000)	$ (998,400,000)	$ 1,615,400,000	$ 1,327,900,000
Company Selected Measure Amount	1,880,100,000	1,807,900,000	1,784,800,000	2,311,500,000	1,852,600,000
PEO Name	Mr. Creedon
Cumulative Peer Group Total Shareholder Return Amount	$ 167.17	$ 151.49	$ 131.08	$ 125.84	$ 125.24
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(8)
Adjusted Operating Income for purposes of our executive compensation program is a non-GAAP measure that adjusts GAAP operating income to exclude the impact of various items to the extent that the amounts related to those items differ from the budget approved by the Board of Directors for the applicable year. The definition of adjusted operating income used by the Committee is provided on page 33.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Michael Creedon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,775,215	7,727,779
PEO Actually Paid Compensation Amount	20,883,292	4,392,314
Richard Dreiling And Michael Witynski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,268,876	3,360,766	13,975,672	10,249,968
PEO Actually Paid Compensation Amount		$ (65,941,012)	$ (12,587,550)	$ 20,670,372	$ 15,287,848
PEO | Michael Creedon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,443,155)
PEO | Michael Creedon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,255,384
PEO | Michael Creedon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,881)
PEO | Michael Creedon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,728
PEO | Michael Creedon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,345,034)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,870,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,393
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,377
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (250,710)